INTANGIBLE ASSETS, NET AND GOODWILL (Tables)	6 Months Ended
Jun. 30, 2013
INTANGIBLE ASSETS, NET & GOODWILL [Abstract]
Schedule of Goodwill and Other Intangible Assets

		Net Book	Amortization and accumulated translation adjustments ("ATA")	Net Book
	Useful Life	Value	for the six months ended	Value
	(In Years)	December 31, 2012	June 30, 2013	June 30, 2013
Patents and Trademarks	7	$52	$(11)	$41
Customer Relationships	8.5	600	(34)	566
Developed Technology	7	1,567	(119)	1,448
In Process Technology	(a)	183	4	187
Trade name	(a)	2,169	46	2,215
Intangibles		$4,571	$(114)	$4,457

Goodwill		$324	$-	$324

(a) The in process technology and trade name have been determined to have an indefinite life.

Schedule of Future Amortization Expense for Other Intangible Assets
Year ended December 31,	Amortization Expense
2013	$212
2014	424
2015	407
2016	402
2017	402
Thereafter	208
$2,055